THE SWISS HELVETIA FUND, INC.
Schedule of Investments by Industry (Unaudited)		March 31, 2023

			Percent
No. of			of Net
Shares	Security	Value	Assets
Common Stock — 96.72%
Advertising — 0.19%
3,000	DKSH Holding AG	$241,859	0.19%
	An international marketing and services group. The company offers a comprehensive package of services that includes organizing and running the entire value chain for any product.
	(Cost $236,969)
		241,859	0.19%

Banks — 2.75%
895	St Galler Kantonalbank AG	482,500	0.39%
	Offers retail and commercial banking as well as private and institutional banking. Also provides asset management and financial planning services.
	(Cost $439,441)
138,800	UBS Group AG	2,930,821	2.36%
	Provides retail banking, corporate and institutional banking, wealth management, asset management and investment banking.
	(Cost $1,884,953)
		3,413,321	2.75%

Biotechnology — 2.81%
41,308	Idorsia Ltd. [1]	453,075	0.36%
	Researches, develops, and manufactures pharmaceutical, biological, and diagnostic products.
	(Cost $1,141,326)
5,062	Lonza Group AG	3,033,155	2.45%
	Produces organic fine chemicals, biocides, active ingredients, and biotechnology products.
	(Cost $2,925,070)
		3,486,230	2.81%

Building Materials — 3.46%
820	Forbo Holding AG	1,186,624	0.96%
	Produces floor coverings, adhesives and belts for conveying and power transmission.
	(Cost $1,292,481)
1,097	Geberit AG	611,452	0.49%

Manufactures and supplies water supply pipes and fittings, installation, and drainage and flushing systems such as visible cisterns other sanitary systems for the commercial and residential construction markets.

	(Cost $482,481)
8,912	Sika AG	2,492,492	2.01%

Manufactures construction materials, producing concrete and mixtures, mortar, sealants and adhesives, tooling resins, anti-static industrial flooring, and acoustic materials. The company serves customers worldwide.

	(Cost $1,731,659)
		4,290,568	3.46%

Chemicals — 1.50%
570	Givaudan SA	1,854,972	1.50%
	Manufactures and markets fragrances and flavors from natural and synthetic ingredients. The Company sells its products to manufactures of perfumes, beverages, prepared foods, and consumer goods.
	(Cost $1,865,973)
		1,854,972	1.50%

Computers — 2.15%
36,346	Logitech International SA	2,112,608	1.71%

Engages in the development and marketing of hardware and software products that enable or enhance digital navigation, music and video entertainment, gaming, social networking and audio and video communication.

	(Cost $492,786)
38,624	SoftwareONE Holding AG	549,204	0.44%
	Provides IT services. The Company offers cloud computing, portfolio management, procurment, unified communication, and other related solutions.
	(Cost $749,590)
		2,661,812	2.15%

Diversified Financial Services — 4.11%
24,600	Julius Baer Group Ltd.	1,678,148	1.35%

Provides private banking services. The company advises on wealth management, financial planning and investments; offers mortgage and other lending, foreign exchange, securities trading, custody and execution services.

	(Cost $1,180,871)
11,853	Swissquote Group Holding SA	2,313,382	1.87%
	Through its subsidiaries, offers online financial services. The company operates an online trading system which offers customers real-time securities quotes on the Swiss Stock Exchange.
	(Cost $1,229,089)
13,408	VZ Holding AG	1,099,293	0.89%

Provides independent financial advice to private individuals and companies. The company consults on investment, tax and inheritance planning and provides advice regarding insurance products and coverage.

	(Cost $438,472)
		5,090,823	4.11%

Electric — 1.87%
14,700	BKW AG	2,313,896	1.87%

Provides energy supply services. The company focuses on the production, transportation, trading and sale of energy. In addition to energy supply, the company also develops, implements and operates energy solutions for its clients.

	(Cost $1,177,241)
		2,313,896	1.87%

Electronic Components & Equipment — 2.08%
43,024	ABB Ltd.	1,477,383	1.19%
	Provides power and automation technologies. The company operates under segments that include power products, power systems, automation products, process automation, and robotics.
	(Cost $872,256)
3,967	Comet Holding AG	1,098,627	0.89%
	Develops, produces, and distributes components and systems for x-ray tubes, vacuum condensers, and radio frequency, as well as other medical products.
	(Cost $1,012,150)
		2,576,010	2.08%

Food — 22.12%
1,757,147	Aryzta AG [1]	2,981,312	2.41%

Produces and retails specialty bakery products. The Company produces French breads, pastries, continental breads, confections, artisan breads, homestyle lunches, viennoiserie, patisserie, cookies, pizza, appetizers, and sweet baked goods.

	(Cost $1,960,368)
300	Barry Callebaut AG	636,747	0.51%
	Manufactures cocoa and chocolate products. The Company markets to industrial food manufacturers, chocolatiers, pastry chefs, bakers, and retailers globally.
	(Cost $597,816)
195,137	Nestle SA	23,808,188	19.20%
	One of the world’s largest food and beverage processing companies.
	(Cost $12,712,206)
		27,426,247	22.12%

Healthcare-Products — 5.67%
18,396	Alcon, Inc.	1,302,853	1.05%
	Manufactures eye care products. The company produces and markets vitreoretinal and cataract surgery, contact lenses, and refractive technology products.
	(Cost $1,122,039)
125,416	Eyesense AG, Series A [1,2,3]	46,677	0.04%
	A spin-out from Ciba Vision AG. Develops novel ophthalmic self- diagnostic systems for glucose monitoring of diabetes patients.
	(Cost $3,007,048)
5,990	Medacta Group SA	650,438	0.53%
	Produces and distributes medical devices. The company develops, manufactures, and distributes orthopedic and neurosurgical medical devices.
	(Cost $627,328)
6,848	SKAN Group AG	627,418	0.51%
	Provides health care supplies. The Company offers isolators, cleanroom devices, and decontamination processes for the aseptic production of the biopharmaceutical products.
	(Cost $530,142)
3,855	Sonova Holding AG	1,133,439	0.91%
	Designs and produces wireless analog and digital in-the-ear and behind-the-ear hearing aids and miniaturized voice communications systems.
	(Cost $632,400)
221,085	Spineart SA [1,2,3]	1,355,236	1.09%
	Designs and markets an innovative full range of spine products, including fusion and motion preservation devices, focusing on easy to implant high-end products to simplify the surgical act.
	(Cost $1,554,486)
4,382	Tecan Group AG	1,914,831	1.54%
	Manufactures and distributes laboratory automation components and systems. The products are mainly used by research and diagnostic laboratories.
	(Cost $401,116)
		7,030,892	5.67%

Healthcare-Services — 0.52%
7,650	Galenica AG	647,723	0.52%
	Retails pharmaceutical products, and services customers in Switzerland. The Company offers health, beauty, and related products and services.
	(Cost $609,514)
		647,723	0.52%

Industrials — 2.43%
1,252	Belimo Holding AG [1]	604,381	0.49%
	Manufactures heating, ventilation and air conditioning equipment.
	(Cost $144,479)
234,000	OC Oerlikon Corp. AG	1,320,420	1.06%
	Manufactures industrial equipment. The Company produces protective coatings for precision tools and components, equipment for textile production, and propulsion technology drive systems.
	(Cost $2,574,223)
3,048	VAT Group AG	1,095,018	0.88%
	Developer, manufacturer and supplier of vacuum valves, multi-valve modules and edge-welded bellows for use in semiconductor, display and solar panel manufacturing.
	(Cost $985,764)
		3,019,819	2.43%

Insurance — 9.08%
12,600	Baloise Holding AG	1,964,030	1.59%
	Offers group and individual life, health, accident, liability property, and transportation insurance to customers in Europe. The Company also offers private banking and asset management services.
	(Cost $1,930,123)
9,100	Helvetia Holding AG	1,269,049	1.02%

Provides a broad range of life, casualty, liability, accident and transportation insurance in Switzerland and in other European countries. The Company insures individuals, property such as vehicles and buildings, and consumer goods and personal belongings

	(Cost $801,083)
4,130	Swiss Life Holding AG	2,546,129	2.05%
	Provides life insurance and institutional investment management.
	(Cost $1,109,486)
11,430	Zurich Insurance Group AG	5,476,341	4.42%

Provides insurance-based financial services. The company offers general and life insurance products and services for individuals, small businesses, commercial enterprises, mid-sized and large corporations, and multinational companies.

	(Cost $3,698,494)
		11,255,549	9.08%

Machinery-Diversified — 0.51%
26,500	Accelleron Industries AG 1	627,437	0.51%

Develops, produces, and services turbochargers and large turbocharging components. The Company offers turbocharging technologies and optimization solutions for engines thereby reducing the environmental impact with less fuel emissions.

	(Cost $453,434)
		627,437	0.51%

Metal Fabricate/Hardware — 1.23%
11,806	SFS Group AG	1,530,108	1.23%
	Provides automotive products, building and electronic components, flat roofing and solar fastening systems. The company operates production facilities in Asia, Europe and North America.
	(Cost $778,990)
		1,530,108	1.23%

Packaging & Containers — 1.67%
80,600	SIG Combibloc Group AG	2,075,105	1.67%
	The company, through its subsidiaries, manufactures and produces bottling machines and systems for the food and beverage industries. The company serves customers worldwide.
	(Cost $886,143)
		2,075,105	1.67%

Pharmaceuticals — 20.92%
142,229	Novartis AG	13,040,448	10.51%
	One of the leading manufacturers of branded and generic pharmaceutical products.
	(Cost $7,366,895)
45,177	Roche Holding AG	12,904,535	10.41%

Develops and manufactures pharmaceutical and diagnostic products. Produces prescription drugs to treat cardiovascular, infectious and autoimmune diseases and for other areas including dermatology and oncology.

	(Cost $8,109,729)
		25,944,983	20.92%

Private Equity — 2.86%
3,782	Partners Group Holding AG	3,547,061	2.86%

A global private markets investment management firm with investment programs under management in private equity, private real estate, private infrastructure and private debt. The firm manages a broad range of customized portfolios for an international clientele of institutional investors. Partners Group is headquartered in Zug, Switzerland.

	(Cost $3,790,729)
		3,547,061	2.86%

Retail — 6.56%
43,104	Cie Financiere Richemont SA	6,883,995	5.55%
	Manufactures and retails luxury goods. Produces jewelry, watches, leather goods, writing instruments and men’s and women’s wear.
	(Cost $3,305,992)
19,807	Swatch Group AG - Registered Shares	1,253,182	1.01%
	Manufactures finished watches, movements and components. Produces components necessary to its various watch brand companies. The company also operates retail boutiques.
	(Cost $1,353,585)
		8,137,177	6.56%

Semiconductors — 0.60%
95,940	AMS AG [1]	743,744	0.60%
	Designs and manufactures advanced sensor solutions. The company also delivers a broad range of technology solutions for consumer electronics and communication device manufactures.
	(Cost $1,266,338)
		743,744	0.60%

Transportation — 1.63%
6,802	Kuehne + Nagel International AG	2,024,480	1.63%
	Transports freight worldwide. The company operates sea, land, and rail freight transportation businesses and warehousing and distribution facilities.
	(Cost $1,848,698)
		2,024,480	1.63%

	Total Common Stock
	(Cost $83,311,456)	119,939,816	96.72%

Preferred Stock — 0.03%
Industrial Goods & Services — 0.03%
500,863	SelFrag AG Class A [1,2,3]	34,540	0.03%
	Designs, manufactures and sells industrial machines and processes using selective fragmentation technology.
	(Cost $1,932,198)
		34,540	0.03%

	Total Preferred Stock
	(Cost $1,932,198)	34,540	0.03%

Limited Partnership — 1.06%
Biotechnology — 1.06%
3,294,705	Aravis Biotech II, Limited Partnership [1,3,4]	1,319,830	1.06%
	Makes early stage venture investments in the biotechnology & pharmaceuticals industry.
	(Cost $1,810,184)
		1,319,830	1.06%

	Total Master Limited Partnership
	(Cost $1,810,184)	1,319,830	1.06%

Short-Term Investment — 1.08%
1,333,151	U.S. Bank Money Market Deposit Account, 1.55% [5]	1,333,151	1.08%

	(Cost $1,333,151)
		1,333,151	1.08%

	Total Short-Term Investment
	(Cost $1,333,151)	1,333,151	1.08%

	Total Investments [6]
	(Cost $88,386,989)	122,627,337	98.89%

	Other Assets Less Liabilities [6]	1,379,282	1.11%
	Net Assets	$124,006,619	100.00%
Net Asset Value Per Share:
	($124,006,619 ÷13,183,072 shares outstanding, $0.001 par value: 50 million shares authorized)		$9.41

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.
Schedule of Investments by Industry (Unaudited)						March 31, 2023
(continued)

[1] Non-income producing security.
[2] Value determined using significant unobservable inputs.
[3] Illiquid. There is not a public market for these securities in the United States or in any foreign jurisdiction, including Switzerland. Securities are priced at Fair Value in accordance with the Fund’s valuation policy and procedures. At the end of the period, the aggregate Fair Value of these securities amounted to $2,756,283 or 2.22% of the Fund’s net assets. Additional information on these securities is as follows:

Security			Acquisition Date				Cost
Aravis Biotech II, Limited Partnership			July 31, 2007 – May 29, 2018				$1,810,184
Eyesense AG – Common Shares			July 22, 2010 – October 3, 2011				3,007,048
SelFrag AG – Class A – Preferred Shares			December 15, 2011 – January 28, 2014				1,932,198
Spineart SA – Common Shares			December 22, 2010 - December 20, 2020				1,554,486
							$8,303,916

[4] Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the company’s outstanding voting securities or an equivalent interest in the company. Details related to affiliated company holdings are as follows:

					Change in
	Value	Gross	Gross	Realized	Unrealized	Interest	Value
Name of Issuer	as of 12/31/22	Additions	Reductions	Gain/(Loss)	Gain/(Loss)	Income	as of 3/31/23
Aravis Biotech II, Limited Partnership	$1,302,142	$-	$-	$-	$17,688	$-	$1,319,830
	$1,302,142	$-	$-	$-	$17,688	$-	$1,319,830

5 Rate shown is the seven day annualized yield as of March 31, 2023.

6 All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with U.S. Bank, National Association.

See Notes to Schedule of Investments

PORTFOLIO HOLDINGS
% of Net Assets as of March 31, 2023
Food	22.12%
Pharmaceuticals	20.92%
Insurance	9.08%
Retail	6.56%
Healthcare-Products	5.67%
Diversified Financial Services	4.11%
Biotechnology	3.87%
Building Materials	3.46%
Private Equity	2.86%
Banks	2.75%
Industrials	2.43%
Computers	2.15%
Electronic Components & Equipment	2.08%
Electric	1.87%
Packaging & Containers	1.67%
Transportation	1.63%
Chemicals	1.50%
Metal Fabricate/Hardware	1.23%
Short-Term Investment	1.08%
Semiconductors	0.60%
Healthcare-Services	0.52%
Machinery-Diversified	0.51%
Advertising	0.19%
Industrial Goods & Services	0.03%
Other Assets Less Liabilities	1.11%
100.00%

TOP 10 PORTFOLIO HOLDINGS
% of Net Assets as of March 31, 2023
Nestle SA	19.20%
Novartis AG	10.51%
Roche Holding AG	10.41%
Cie Financiere Richemont SA	5.55%
Zurich Insurance Group AG	4.42%
Partners Group Holding AG	2.86%
Lonza Group AG	2.45%
Aryzta AG	2.41%
UBS Group AG	2.36%
Swiss Life Holding AG	2.05%

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited)

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical assets and liabilities

Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

TOPIC 820 TABLE

Investments in Securities*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Valued at NAV**	Total
Common Stock	$118,537,903	$-	$1,401,913	$-	$119,939,816
Preferred Stock	-	-	34,540	-	34,540
Limited Partnership	-	-	-	1,319,830	1,319,830
Money Market Deposit Account	-	1,333,151	-	-	1,333,151
Total Investments in Securities	$118,537,903	$1,333,151	$1,436,453	$1,319,830	$122,627,337

* Please see the Schedule of Investments for industry classifications.
**   As of March 31, 2023, certain of the Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with ASU 2015-07. The fair value amount presented in this table is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the schedule of investments.

The Fund values its investment in a private equity limited partnership in accordance with Accounting Standards Codification 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASC 820-10-35”). ASC 820-10-35 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the NAV of the investment is not as of the Fund’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. Inputs and valuation techniques for these adjustments may include fair valuations of the partnership and its portfolio holdings provided by the partnership’s general partner or manager, other available information about the partnership’s portfolio holdings, values obtained on redemption from other limited partners, discussions with the partnership’s general partner or manager and/or other limited partners and comparisons of previously-obtained estimates to the partnership’s audited financial statements. In using the unadjusted NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered. Attributes of those investments include the investment strategies of the privately held companies and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

Level 3 securities, which are listed in Note 3 to the Schedule of Investments, consist of the Fund’s investments in privately-held companies.

Inputs and valuation techniques used by the Fund to value its Level 3 investments in privately-held companies may include the following: acquisition cost; fundamental analytical data; discounted cash flow analysis; nature and duration of restrictions on disposition of the investment; public trading of similar securities of similar issuers; economic outlook and condition of the industry in which the issuer participates; financial condition of the issuer; and the issuer’s prospects, including any recent or potential management or capital structure changes. Although these valuation inputs may be observable in the marketplace as is characteristic of Level 2 investments, the privately-held companies, categorized as Level 3 investments, generally are highly illiquid in terms of resale.

When valuing Level 3 investments, management also may consider potential events that could have a material impact on the operations of a privately-held company. Not all of these factors may be considered or available, and other relevant factors may be considered on an investment-by-investment basis.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

LEVEL 3 ROLLFORWARD TABLE

	Common Stock	Preferred Stock	Total
Balance as of December 31, 2022	$1,384,260	$48,722	$1,432,982
Change in Unrealized Appreciation/Depreciation (a)	17,653	(14,182)	3,471
Net Realized Gain (Loss)	-	-	-
Gross Purchases	-	-	-
Gross Sales	-	-	-
Transfer out of Level 3	-	-	-
Balance as of March 31, 2023	$1,401,913	$34,540	$1,436,453
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2023	17,653	(14,182)	3,471

(a)	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on March 31, 2023.